Note 6 - Leases (Tables)	12 Months Ended
Jun. 30, 2025
Notes Tables
Lease, Cost [Table Text Block]
	Year Ended
	June 30,
	2024	2023	Statement of Operations Classification
	(in thousands)
Lease cost:
Operating lease cost	$1,986	$1,350	Operating expenses
Short-term lease cost	94	97	Operating expenses
Finance lease cost:
Amortization of leased assets	53	66	Cost of sales
Interest on lease liabilities	3	9	Interest expense
Total lease cost	$2,136	$1,522
	June 30,
	2024	2023
Weighted-average remaining lease term (years):
Operating lease assets	2.7	1.5
Finance lease assets	—	0.9
Weighted-average discount rate:
Operating lease assets	10.0%	6.5%
Finance lease assets	—%	6.5%
	Year Ended
	June 30,
	2024	2023
	(in thousands)
Cash flow classification of lease payments:
Operating cash flows from operating leases	$1,723	$1,350
Operating cash flows from finance leases	$3	$9
Financing cash flows from finance leases	$85	$96

Schedule of Lease by Balance Sheet Information [Table Text Block]
	June 30,
	2024	2023	Balance Sheet Classification
	(in thousands)
Assets:
Operating lease assets	$829	$1,828	Operating lease right-of-use assets
Finance lease assets	—	159	Property and equipment, net
Total lease assets	$829	$1,987

Liabilities:
Current:
Operating leases	$712	$1,258	Other current liabilities
Finance leases	—	85	Current portion of debt
Non-current:
Operating leases	577	832	Other liabilities
Total lease liabilities	$1,289	$2,175

Lessee, Operating Lease, Liability, to be Paid, Maturity [Table Text Block]
Operating
(in thousands)
2025	$970
2026	399
2027	377
2028	386
2029	359
Thereafter	249
Total lease payments	2,740
Less: imputed interest	(555)
Lease liabilities	$2,185